Pioneer Municipal High
Income Advantage Trust

Schedule of Investments | June 30, 2019

Ticker Symbol: MAV

Schedule of Investments | 6/30/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 155.6%
	DEBTORS IN POSSESSION FINANCING - 2.0% of Net Assets(a)
	Building Materials - 2.0%
4,432,000	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	$4,432,000
1,310,000	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 8/1/19 (144A)	1,310,000
	Total Building Materials	$5,742,000
	TOTAL DEBTORS IN POSSESSION FINANCING
	(Cost $5,742,000)	$5,742,000
	TAX EXEMPT OBLIGATIONS - 153.6% of Net Assets(b)
	Alabama - 0.9%
2,500,000	Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23	$2,506,225
	Total Alabama	$2,506,225
	Arizona - 2.5%
4,000,000(c)	City of Phoenix, 5.0%, 7/1/27	$4,911,760
2,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,128,020
27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,318
	Total Arizona	$7,067,098
	California - 10.9%
6,990,000	California County Tobacco Securitization Agency, Asset-Backed, Gold County Funding Corp., 5.25%, 6/1/46	$6,984,688
38,610,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	7,003,468
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,623,627
1,550,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,636,087
2,975,000(e)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,547,539
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	2,035,519
757,342(f)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	7
1,500,000(e)	City of Madera, Irrigation Financing Authority, 6.25%, 1/1/31	1,537,050
1,500,000(e)	City of Madera, Irrigation Financing Authority, 6.5%, 1/1/40	1,539,945
2,695,000(c)	Coast Community College District, Election, Series D, 5.0%, 8/1/31	3,363,090
465,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.125%, 6/1/46	473,137
	Total California	$30,744,157
	Colorado - 0.7%
1,500,000(e)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,892,640
	Total Colorado	$1,892,640
	Connecticut - 4.9%
2,970,000(g)	Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1, 1.75%, 7/1/36	$2,970,000
2,035,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	2,118,537
7,200,000(c)	State of Connecticut, Series E, 4.0%, 9/1/30	7,721,424
1,000,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	1,017,300
	Total Connecticut	$13,827,261
	District of Columbia - 4.6%
3,975,000	District of Columbia, Housing Product Trust Fund, Series A, 4.25%, 6/1/37 (NATL Insured)	$ 4,009,821
1,640,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	1,829,321
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,191,844
	Total District of Columbia	$13,030,986
	Florida - 8.9%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,503,465
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,503,210
2,500,000(e)	County of Miami-Dade, Aviation Revenue, Series B, 5.5%, 10/1/41	2,527,950
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,384,350
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32	5,442,500
1,000,000(e)	Hillsborough County Industrial Development Authority, Various Health Facilities, 8.0%, 8/15/32	1,018,180
7,035,000(c)	State of Florida, Capital Outlay, Series A, 4.0%, 6/1/38	7,804,559
	Total Florida	$25,184,214
	Georgia - 6.2%
5,000,000	City of Atlanta, Water & Wastewater Revenue, Series A, 5.0%, 11/1/34	$6,053,400
900,000(e)	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc., Project, 6.0%, 9/1/30	947,241
750,000(e)	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc., Project, 6.125%, 9/1/40	789,532
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	9,819,600
	Total Georgia	$17,609,773
	Guam - 0.4%
1,000,000	Guam Department of Education, Certificates of Participation, John F. Kennedy High School, Series A, 6.625%, 12/1/30	$1,018,920
	Total Guam	$1,018,920
Principal Amount USD ($)		Value
	Idaho - 0.7%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$2,010,520
	Total Idaho	$2,010,520
	Illinois - 2.2%
1,000,000(c)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	$1,230,440
417,400(g)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	395,866
261,000(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	13,572
52,200	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	19,185
52,200(d)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	12,050
2,000,000(e)	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, 6.0%, 8/15/39	2,010,860
280,000(e)	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	288,017
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,036,880
1,170,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,170,117
	Total Illinois	$6,176,987
	Indiana - 0.8%
250,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$205,000
750,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	615,000
500,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	410,000
1,000,000	Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37	1,039,590
	Total Indiana	$2,269,590
	Louisiana - 2.7%
7,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,999,090
750,000	Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	751,883
	Total Louisiana	$7,750,973
	Maine - 1.9%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,641,255
3,500,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	3,824,065
	Total Maine	$5,465,320
	Maryland - 3.7%
2,000,000(e)	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, 6.25%, 1/1/45	$2,142,440
2,065,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	2,264,582
1,250,000(e)	Maryland Health & Higher Educational Facilities Authority, Doctor's Community Hospital, 5.75%, 7/1/38	1,304,200
4,500,000	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43	4,850,910
	Total Maryland	$10,562,132
	Massachusetts - 13.5%
1,490,000(c)	City of Boston, Series A, 5.0%, 3/1/39	$1,852,249
7,000,000(d)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,737,200
2,575,000(e)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37	2,747,035
2,200,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series M-4, 5.0%, 7/1/39	2,405,876
4,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	4,300,240
8,000,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	11,890,240
3,000,000(g)	Massachusetts Health & Educational Facilities Authority, Harvard University, Series R, 1.7%, 11/1/49	3,000,000
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	6,065,683
	Total Massachusetts	$37,998,523
	Michigan - 2.9%
2,000,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$2,100,240
560,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36	560,823
5,000,000	Michigan State University, Series A, 5.0%, 8/15/41	5,583,900
	Total Michigan	$8,244,963
	Minnesota - 3.4%
1,970,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$2,113,987
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,050,300
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,897,801
3,755,000(c)	State of Minnesota, Series B, 4.0%, 8/1/27	4,392,411
	Total Minnesota	$9,454,499
	Montana - 0.1%
2,445,000(f)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$342,300
1,000,000(f)	Two Rivers Authority, Inc., 7.375%, 11/1/27	58,880
	Total Montana	$401,180
	New Hampshire - 0.7%
2,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$2,090,740
	Total New Hampshire	$2,090,740
Principal Amount USD ($)		Value
	New Jersey - 10.0%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$8,140,950
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, 5.375%, 10/1/50 (144A)	1,047,070
3,500,000(g)	New Jersey State Turnpike Authority, RIB, 10.321%, 1/1/28 (144A) (AGM Insured)	6,312,285
15,375,000(d)	New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC-CR MBIA Insured)	12,672,536
	Total New Jersey	$28,172,841
	New York - 10.4%
5,000,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	$5,303,350
7,500,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/37	8,425,200
2,885,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/41	3,519,556
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,504,850
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,168,280
1,308,828	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	1,418,298
	Total New York	$29,339,534
	North Carolina - 0.7%
500,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/42	$587,960
1,250,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/47	1,465,650
	Total North Carolina	$2,053,610
	Ohio - 6.5%
3,000,000(e)	Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31	$3,269,550
2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,443,750
9,945,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	9,994,725
2,500,000(c)(e)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,767,550
	Total Ohio	$18,475,575
	Oregon - 1.2%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,176,470
2,000,000	Oregon State Facilities Authority, Samaritan Health Services, Series A, 5.25%, 10/1/40	2,069,620
	Total Oregon	$3,246,090
	Pennsylvania - 8.3%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$1,027,530
1,965,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	2,055,095
5,000,000	Pennsylvania Economic Development Financing Authority, USG Corp. Project, 6.0%, 6/1/31	5,004,750
1,555,000(e)	Pennsylvania Turnpike Commission, Series D, 5.3%, 12/1/41	1,581,777
3,445,000(e)	Pennsylvania Turnpike Commission, Series D, 5.3%, 12/1/41	3,497,536
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	496,903
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,606,780
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,023,220
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,046,520
	Total Pennsylvania	$23,340,111
	Puerto Rico - 1.2%
6,500,000(c)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$3,363,750
	Total Puerto Rico	$3,363,750
	Rhode Island - 1.9%
1,355,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$213,955
3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	3,344,910
1,500,000(e)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,675,335
	Total Rhode Island	$5,234,200
	South Carolina - 2.1%
4,400,000(h)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$6,055,676
	Total South Carolina	$6,055,676
	South Dakota - 1.5%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44	$4,165,720
	Total South Dakota	$4,165,720
	Tennessee - 1.9%
5,000,000(e)	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, 6.5%, 7/1/38	$5,252,850
	Total Tennessee	$5,252,850
	Texas - 16.4%
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	$1,062,260
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,575,195
2,500,000(e)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,699,900
2,500,000(c)	County of Harris, Series A, 5.0%, 10/1/26	3,036,025
5,000,000(c)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,543,050
5,020,000	Grand Parkway Transportation Corp., Series A, 5.5%, 4/1/53	5,616,627
2,663,453(f)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	27
675,000(g)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 1.95%, 12/1/41	675,000
3,000,000	Houston Higher Education Finance Corp., St. John's School Project, Series A, 5.0%, 9/1/38	3,264,870
3,355,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/30	3,876,501
Principal Amount USD ($)		Value
	Texas - (continued)
1,500,000(e)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	$1,733,415
2,000,000(c)	Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	2,226,960
6,960,000+(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,809,600
1,000,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	290,000
750,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	217,500
1,000,000(f)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	345,000
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38	3,973,123
2,500,000(e)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,703,025
5,000,000(c)	Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	5,567,400
	Total Texas	$46,215,478
	Utah - 2.3%
5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.0%, 5/15/47	$5,256,800
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/36	1,182,580
	Total Utah	$6,439,380
	Vermont - 0.8%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, Series B, 4.0%, 12/1/42	$2,122,840
	Total Vermont	$2,122,840
	Virginia - 7.7%
2,275,000(c)	County of Arlington, 4.0%, 8/15/35	$2,539,537
4,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	4,470,375
5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.0%, 8/1/48	5,434,550
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	5,945,800
3,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)	3,381,690
	Total Virginia	$21,771,952
	Washington - 4.9%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/46	$1,906,847
3,000,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	3,367,530
2,500,000(c)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,798,025
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,974,675
1,500,000(e)	Washington State Health Care Facilities Authority, Kadlec Regional Medical Center, 5.5%, 12/1/39	1,587,015
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,180,883
	Total Washington	$13,814,975
	Wisconsin - 3.2%
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	$5,546,500
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	830,370
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,027,300
1,475,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,749,675
	Total Wisconsin	$9,153,845
	TOTAL TAX EXEMPT OBLIGATIONS
	(Cost $410,587,334)	$433,525,128
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 155.6%
	(Cost $416,329,334)	$439,267,128
	OTHER ASSETS AND LIABILITIES - 1.2%	$3,466,526
	VARIABLE RATE MUNIFUND TERM PREFERRED SHARES AT REDEMPTION VALUE - (56.8)%	$(160,385,610)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$282,348,044

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2019, the value of these securities amounted to $26,247,455, or 9.3% of net assets applicable to common shareowners.

RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2019.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC-CR MBIA	Berkshire Hathaway Assurance Corp.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
SCH BD GTY	School Board Guaranty
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

+	Security that used significant unobservable inputs to determine their value.
(a)	Securities are restricted as to resale.
(b)	Consists of Revenue Bonds unless otherwise indicated.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at June 30, 2019.
(h)	Escrow to maturity.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2019, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing	$–	$5,742,000	$–	$5,742,000
Tax Exempt Obligations Texas	–	44,405,878	1,809,600	46,215,478
All other Tax Exempt Obligations	–	387,309,650	–	387,309,650
Total Investments in Securities	$–	$437,457,528	$1,809,600	$439,267,128

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Tax Exempt Obligation
Balance as of 3/31/19	$2,519,520
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(709,090)
Accrued discounts/premiums	(830)
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 6/30/19	$1,809,600

* Transfers are calculated on the beginning of period value. During three months ended June 30, 2019 there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2019: $709,090